Summary of Available for Sale Securities, By Asset Class, in Unrealized Loss Position (Detail) - Fixed maturity securities [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Fair value
Less than or equal to one year, Fair value	[1]	$ 11,737	$ 3,161
More than one year, Fair value	[1]	2,653	3,015
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	[1]	541	97
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	[1],[2]	464	178
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[1],[2]	1,005	275
Corporate public securities [Member]
Fair value
Less than or equal to one year, Fair value		8,170	1,642
More than one year, Fair value		975	1,578
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		455	63
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	[2]	297	57
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	752	120
Corporate private securities [Member]
Fair value
Less than or equal to one year, Fair value		1,642	589
More than one year, Fair value		418	256
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		56	27
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	[2]	59	7
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	115	34
Other asset-backed securities [Member]
Fair value
Less than or equal to one year, Fair value		654	662
More than one year, Fair value		756	493
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		7	5
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	[2]	67	67
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	74	72
Other [Member]
Fair value
Less than or equal to one year, Fair value		1,271	268
More than one year, Fair value		504	688
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		23	2
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	[2]	41	47
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	$ 64	$ 49

[1]	Represents 1,059 and 541 available-for-sale securities in an unrealized loss position as of December 31, 2015 and 2014, respectively.
[2]	As of December 31, 2015 and 2014, there were $448 million and $66 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.